UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers Dividend Majors Fund, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCK 99.7%
CONSUMER—CYCLICAL 5.9%
APPAREL 0.3%
NIKE	5,500	$596,420
AUTO PARTS EQUIPMENT 0.5%
Johnson Controls	29,900	971,152
LEISURE TIME 0.2%
Carnival Corp.	11,500	368,920
MEDIA 1.8%
News Corp., Class A	12,000	236,280
The Walt Disney Co. (a)	49,200	2,153,976
Time Warner Cable	12,100	986,150
		3,376,406
RESTAURANT 1.6%
McDonald’s Corp. (a)	20,400	2,001,240
Tim Hortons (Canada)	19,800	1,059,229
		3,060,469
RETAIL 1.1%
Nordstrom	17,700	986,244
Ross Stores	16,800	976,080
		1,962,324
SPECIALTY RETAIL 0.4%
PetSmart	5,300	303,266
Tiffany & Co.	6,500	449,345
		752,611
TOTAL CONSUMER—CYCLICAL		11,088,302
CONSUMER—NON-CYCLICAL 4.5%
AGRICULTURE 1.2%
Philip Morris International (a)	25,000	2,215,250

	Number of Shares	Value
BEVERAGE 0.6%
PepsiCo	16,300	$1,081,505
COSMETICS/PERSONAL CARE 0.7%
Procter & Gamble Co. (a)	21,300	1,431,573
RETAIL 2.0%
Costco Wholesale Corp.	14,100	1,280,280
CVS Caremark Corp. (a)	42,200	1,890,560
Wal-Mart Stores	9,200	563,040
		3,733,880
TOTAL CONSUMER— NON-CYCLICAL		8,462,208
ENERGY 6.2%
OIL & GAS 5.7%
Apache Corp. (a)	11,600	1,165,104
Chevron Corp. (a)	25,200	2,702,448
Devon Energy Corp. (a)	19,900	1,415,288
Exxon Mobil Corp. (a)	31,600	2,740,668
Marathon Petroleum Corp.	21,500	932,240
Occidental Petroleum Corp.	18,200	1,733,186
		10,688,934
OIL & GAS SERVICES 0.5%
Schlumberger Ltd.	14,400	1,006,992
TOTAL ENERGY		11,695,926
FINANCIAL 7.8%
BANK 2.6%
Bank of America Corp.	56,300	538,791
Bank of New York Mellon Corp. (a)	17,500	422,275
Comerica	25,500	825,180
Toronto-Dominion Bank (Canada)	6,900	585,647
US Bancorp	38,400	1,216,512
Wells Fargo & Co.	39,000	1,331,460
		4,919,865

	Number of Shares	Value
CREDIT CARD 0.8%
American Express Co. (a)	24,900	$1,440,714
DIVERSIFIED FINANCIAL SERVICES 2.5%
Citigroup (a)	22,700	829,685
Franklin Resources	7,300	905,419
Goldman Sachs Group	3,400	422,858
JPMorgan Chase & Co. (a)	57,400	2,639,252
		4,797,214
INSURANCE 1.9%
Aflac(a)	10,100	464,499
Chubb Corp.(a)	10,300	711,833
Power Corp. (Canada)	32,600	864,148
Prudential Financial	23,600	1,496,004
		3,536,484
TOTAL FINANCIAL		14,694,277
HEALTH CARE 5.5%
BIOTECHNOLOGY 0.3%
Amgen (a)	7,000	475,930
HEALTH CARE PROVIDERS & SERVICES 1.2%
UnitedHealth Group (a)	38,100	2,245,614
HEALTHCARE PRODUCTS 2.1%
Becton Dickinson & Co.(a)	10,600	823,090
Covidien PLC	30,900	1,689,612
Johnson & Johnson(a)	15,000	989,400
Patterson Cos.	15,100	504,340
		4,006,442

	Number of Shares	Value
PHARMACEUTICAL 1.9%
Abbott Laboratories (a)	23,800	$1,458,702
Merck & Co. (a)	33,900	1,301,760
Pfizer	39,400	892,804
		3,653,266
TOTAL HEALTH CARE		10,381,252
INDUSTRIAL 4.9%
AEROSPACE & DEFENSE 1.5%
General Dynamics Corp.	3,200	234,816
L-3 Communications Holdings (a)	13,100	927,087
Lockheed Martin Corp. (a)	8,000	718,880
United Technologies Corp.	12,100	1,003,574
		2,884,357
DIVERSIFIED MANUFACTURING 1.2%
Eaton Corp.	15,300	762,399
General Electric Co.	74,800	1,501,236
		2,263,635
ELECTRICAL EQUIPMENT 0.7%
Emerson Electric Co.	24,100	1,257,538
MACHINERY 0.2%
Finning International (Canada)	16,200	446,152
TRANSPORTATION 1.3%
Norfolk Southern Corp.	13,800	908,454
United Parcel Service	19,400	1,565,968
		2,474,422
TOTAL INDUSTRIAL		9,326,104

	Number of Shares	Value
MATERIALS 1.4%
CHEMICALS 0.8%
Dow Chemical Co.	23,700	$820,968
Potash Corp. of Saskatchewan (Canada)	16,000	730,503
		1,551,471
METALS & MINING 0.6%
Freeport-McMoRan Copper & Gold	12,300	467,892
Newmont Mining Corp.	13,700	702,399
		1,170,291
TOTAL MATERIALS		2,721,762
REAL ESTATE 50.4%
DIVERSIFIED 2.1%
American Assets Trust	33,262	758,374
Select Income REIT (b)	21,800	492,244
Vornado Realty Trust	33,251	2,799,734
		4,050,352
HEALTH CARE 4.7%
Brookdale Senior Living (b)	25,900	484,848
HCP	112,863	4,453,574
Healthcare Realty Trust	73,900	1,625,800
Senior Housing Properties Trust	43,400	956,970
Ventas	22,700	1,296,170
		8,817,362
HOTEL 3.9%
Hersha Hospitality Trust	275,539	1,504,443
Host Hotels & Resorts	143,468	2,355,744
Hyatt Hotels Corp., Class A (b)	34,512	1,474,353
Starwood Hotels & Resorts Worldwide	17,600	992,816
Strategic Hotels & Resorts (b)	144,600	951,468
		7,278,824

	Number of Shares	Value
INDUSTRIAL 3.5%
DCT Industrial Trust	191,900	$1,132,210
First Industrial Realty Trust (b)	54,200	669,370
ProLogis	135,389	4,876,712
		6,678,292
OFFICE 8.8%
Alexandria Real Estate Equities	25,300	1,850,189
BioMed Realty Trust	32,600	618,748
Boston Properties	36,400	3,821,636
Brandywine Realty Trust	85,100	976,948
Brookfield Office Properties (Canada)(USD)	30,200	526,990
Douglas Emmett	42,800	976,268
Hudson Pacific Properties	73,276	1,108,666
Kilroy Realty Corp.	55,263	2,575,808
Liberty Property Trust	27,700	989,444
SL Green Realty Corp.	42,091	3,264,157
		16,708,854
OFFICE/INDUSTRIAL 0.5%
PS Business Parks	14,800	969,992
RESIDENTIAL 9.8%
APARTMENT 9.1%
American Campus Communities	33,685	1,506,393
Apartment Investment & Management Co.	55,700	1,471,037
AvalonBay Communities	15,500	2,190,925
Colonial Properties Trust	70,900	1,540,657
Education Realty Trust	135,739	1,471,411
Equity Residential	90,971	5,696,604
Essex Property Trust	12,800	1,939,328
Mid-America Apartment Communities	20,800	1,394,224
		17,210,579
MANUFACTURED HOME 0.7%
Equity Lifestyle Properties	18,831	1,313,274

	Number of Shares	Value
TOTAL RESIDENTIAL		$18,523,853
SELF STORAGE 4.0%
CubeSmart	178,200	2,120,580
Extra Space Storage	53,900	1,551,781
Public Storage	18,400	2,542,328
Sovran Self Storage	25,400	1,265,682
		7,480,371
SHOPPING CENTER 12.6%
COMMUNITY CENTER 4.4%
Acadia Realty Trust	41,998	946,635
Federal Realty Investment Trust	15,394	1,489,985
Regency Centers Corp.	55,310	2,460,189
Tanger Factory Outlet Centers	63,900	1,899,747
Weingarten Realty Investors	59,966	1,584,901
		8,381,457
REGIONAL MALL 8.2%
General Growth Properties	114,099	1,938,542
Simon Property Group	82,871	12,072,647
Taubman Centers	19,300	1,407,935
		15,419,124
TOTAL SHOPPING CENTER		23,800,581
SPECIALTY 0.5%
Digital Realty Trust	13,100	969,007
TOTAL REAL ESTATE		95,277,488
TECHNOLOGY 10.2%
COMPUTERS 2.6%
Apple (a),(b)	6,100	3,656,767
International Business Machines Corp.	5,900	1,231,035
		4,887,802

	Number of Shares	Value
INTERNET SERVICE PROVIDER 1.0%
Google (b)	2,900	$1,859,596
SEMICONDUCTORS 0.7%
Avago Technologies Ltd. (Singapore)(USD)	14,200	553,374
Intel Corp.	26,500	744,915
		1,298,289
SERVICES 1.1%
Visa, Class A (a)	18,100	2,135,800
SOFTWARE 2.7%
Microsoft Corp.	33,800	1,090,050
Oracle Corp. (a)	88,200	2,571,912
Symantec Corp. (b)	78,200	1,462,340
		5,124,302
TELECOMMUNICATION EQUIPMENT 2.1%
Cisco Systems	35,200	744,480
Harris Corp.	10,200	459,816
QUALCOMM (a)	39,500	2,686,790
		3,891,086
TOTAL TECHNOLOGY		19,196,875
TELECOMMUNICATION SERVICES 1.3%
AT&T	39,400	1,230,462
Rogers Communications (Canada)	30,100	1,195,007
		2,425,469
UTILITIES 1.6%
ELECTRIC UTILITIES 0.5%
NextEra Energy	16,700	1,020,036

		Number of Shares	Value
MULTI UTILITIES 1.1%
PG&E Corp.		10,600	$460,146
Wisconsin Energy Corp.		44,100	1,551,438
			2,011,584
TOTAL UTILITIES			3,031,620
TOTAL COMMON STOCK (Identified cost—$141,512,713)			188,301,283
SHORT-TERM INVESTMENTS 1.1%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(c)		1,050,067	1,050,067
Federated Government Obligations Fund, 0.01%(c)		1,000,049	1,000,049
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,050,116)			2,050,116

TOTAL INVESTMENTS (Identified cost—$143,562,829)	100.8%		190,351,399

WRITTEN CALL OPTIONS	(0.4)		(789,426)

			Value
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)%		$(697,609)

NET ASSETS (Equivalent to $14.96 per share based on 12,621,954 shares of common stock outstanding)	100.0%		$188,864,364

		Number of Contracts
WRITTEN CALL OPTIONS (0.4)%
S&P 500 Index, USD Strike Price 1,380, 4/21/12		72	$(257,976)
S&P 500 Index, USD Strike Price 1,385, 4/21/12		50	(161,850)
S&P 500 Index, USD Strike Price 1,400, 4/21/12		48	(100,800)
S&P 500 Index, USD Strike Price 1,405, 4/21/12		96	(172,800)
S&P 500 Index, USD Strike Price 1,410, 4/21/12		64	(96,000)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$654,178)			$(789,426)

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)     All or a portion of the security is pledged in connection with written option contracts: $16,868,331 has been pledged to brokers.

(b)    Non-income producing security.

(c)     Rate quoted represents the seven day yield of the fund.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by Cohen & Steers Capital Management, Inc. (the investment manager), pursuant to delegation by the Board of Directors, to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed the investment manager to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the investment manager has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred.  Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$188,301,283	$188,301,283	$—	$—
Money Market Funds	2,050,116	—	2,050,116	—
Total Investments (a)	$190,351,399	$188,301,283	$2,050,116	—
Depreciation in Other Financial Instruments
Written call options	(789,426)	(789,426)	—	—
Total Depreciation in Other Financial Instruments (a)	$(789,426)	$(789,426)	$—	$—

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments: The following is a summary of the Fund’s derivative instruments as of March 31, 2012:

Written call options	$(789,426)

Options:  The Fund writes call options on an index and may write put options on an index and put and covered call options on a security with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the call premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in options written during the three months ended March 31, 2012 were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2011	336	$687,168
Options written	986	1,945,598
Options terminated in closing transactions	(992)	(1,978,588)
Options outstanding at March 31, 2012	330	$654,178

Note 3. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$143,562,829
Gross unrealized appreciation	$47,541,230
Gross unrealized depreciation	(752,660)
Net unrealized appreciation	$46,788,570

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: May 25, 2012